SAFECO RESOURCE SERIES TRUST
                         Growth Opportunities Portfolio
                              Core Equity Portfolio
                            Multi-Cap Core Portfolio
                                 Bond Portfolio
                             Money Market Portfolio
                            Small-Cap Value Portfolio

           SUPPLEMENT TO THE COMBINED PROSPECTUS DATED MAY 1, 2003, AS SUPPLEMENTED JULY 1, 2003, OCTOBER 1, 2003, and FEBRUARY 12, 2004


                         SUPPLEMENT DATED MARCH 16, 2004

The following information supplements the Management section on page 20 of the above referenced prospectus, regarding ownership of Safeco Asset Management
Company:

Safeco Corporation, the parent company of Safeco Asset Management Company (SAM), which serves as the Portfolios' investment advisor, announced that it has entered into an agreement to sell SAM, Safeco Securities, Inc., the Portfolios' distributor, and Safeco Services Corporation, the Portfolios' transfer agent, as part of a larger transaction to sell its life insurance and investment businesses (collectively "Safeco Life and Investments") to Occum Acquisition Corp., a holding company formed by a group of investors led by White Mountains Insurance Group, Ltd. and Berkshire Hathaway Inc.

If customary approvals and regulatory consents are obtained and certain other conditions are met, it is anticipated that the closing will take place in the third quarter of 2004, which will shift the direct ownership and control of SAM from Safeco Corporation to Safeco Life Insurance Company. This change of ownership is not expected to have any near-term effect on the actual management of the Portfolios or their expenses. The Portfolios will not bear any of the expenses of the sale.

The change of ownership and control of SAM would constitute an "assignment" of the investment management agreement between SAM and the Resource Series Trust. Under the terms of the investment management agreement, as required by the Investment Company Act of 1940, such an assignment would automatically terminate the investment management agreement with respect to the Portfolios. Accordingly, the Trust's Board of Trustees will consider a new investment management agreement for the Portfolios. If approved by the Board, the new agreement will be presented to the Portfolios' shareholders for their approval. There can of course be no assurance that the Board or the shareholders will approve the new agreement.



                             [LOGO]
GMF-1251                                                                  03/04

                          SAFECO RESOURCE SERIES TRUST
                              Core Equity Portfolio

         SUPPLEMENT TO THE PROSPECTUS DATED MAY 1, 2003, AS SUPPLEMENTED
                                  JULY 1, 2003

                         SUPPLEMENT DATED MARCH 16, 2004



The following information supplements the Management section on page 5 of the above referenced individual prospectus, regarding ownership of Safeco Asset Management Company:

Safeco Corporation, the parent company of Safeco Asset Management Company (SAM), which serves as the Portfolio's investment advisor, announced that it has entered into an agreement to sell SAM, Safeco Securities, Inc., the Portfolio's distributor, and Safeco Services Corporation, the Portfolio's transfer agent, as part of a larger transaction to sell its life insurance and investment businesses (collectively "Safeco Life and Investments") to Occum Acquisition Corp., a holding company formed by a group of investors led by White Mountains Insurance Group, Ltd. and Berkshire Hathaway Inc.

If customary approvals and regulatory consents are obtained and certain other conditions are met, it is anticipated that the closing will take place in the third quarter of 2004, which will shift the direct ownership and control of SAM from Safeco Corporation to Safeco Life Insurance Company. This change of ownership is not expected to have any near-term effect on the actual management of the Portfolio or its expenses. The Portfolio will not bear any of the expenses of the sale.

The change of ownership and control of SAM would constitute an "assignment" of the investment management agreement between SAM and the Resource Series Trust. Under the terms of the investment management agreement, as required by the Investment Company Act of 1940, such an assignment would automatically terminate the investment management agreement with respect to the Portfolio. Accordingly, the Trust's Board of Trustees will consider a new investment management agreement for the Portfolio. If approved by the Board, the new agreement will be presented to the Portfolio's shareholders for their approval. There can of course be no assurance that the Board or the shareholders will approve the new agreement.



                                     [LOGO]
GMF-1254                                                                  03/04

                          SAFECO RESOURCE SERIES TRUST
                         Growth Opportunities Portfolio

         SUPPLEMENT TO THE PROSPECTUS DATED MAY 1, 2003, AS SUPPLEMENTED
                                 OCTOBER 1, 2003

                         SUPPLEMENT DATED MARCH 16, 2004



The following information supplements the Management section on page 5 of the above referenced individual prospectus, regarding ownership of Safeco Asset Management Company:

Safeco Corporation, the parent company of Safeco Asset Management Company (SAM), which serves as the Portfolio's investment advisor, announced that it has entered into an agreement to sell SAM, Safeco Securities, Inc., the Portfolio's distributor, and Safeco Services Corporation, the Portfolio's transfer agent, as part of a larger transaction to sell its life insurance and investment businesses (collectively "Safeco Life and Investments") to Occum Acquisition Corp., a holding company formed by a group of investors led by White Mountains Insurance Group, Ltd. and Berkshire Hathaway Inc.

If customary approvals and regulatory consents are obtained and certain other conditions are met, it is anticipated that the closing will take place in the third quarter of 2004, which will shift the direct ownership and control of SAM from Safeco Corporation to Safeco Life Insurance Company. This change of ownership is not expected to have any near-term effect on the actual management of the Portfolio or its expenses. The Portfolio will not bear any of the expenses of the sale.

The change of ownership and control of SAM would constitute an "assignment" of the investment management agreement between SAM and the Resource Series Trust. Under the terms of the investment management agreement, as required by the Investment Company Act of 1940, such an assignment would automatically terminate the investment management agreement with respect to the Portfolio. Accordingly, the Trust's Board of Trustees will consider a new investment management agreement for the Portfolio. If approved by the Board, the new agreement will be presented to the Portfolio's shareholders for their approval. There can of course be no assurance that the Board or the shareholders will approve the new agreement.




                                     [LOGO]
GMF-1253                                                                  03/04

                          SAFECO RESOURCE SERIES TRUST
                            Small-Cap Value Portfolio

         SUPPLEMENT TO THE PROSPECTUS DATED MAY 1, 2003, AS SUPPLEMENTED
                                  JULY 1, 2003

                         SUPPLEMENT DATED MARCH 16, 2004



The following information supplements the Management section on page 5 of the above referenced individual prospectus, regarding ownership of Safeco Asset Management Company:

Safeco Corporation, the parent company of Safeco Asset Management Company (SAM), which serves as the Portfolio's investment advisor, announced that it has entered into an agreement to sell SAM, Safeco Securities, Inc., the Portfolio's distributor, and Safeco Services Corporation, the Portfolio's transfer agent, as part of a larger transaction to sell its life insurance and investment businesses (collectively "Safeco Life and Investments") to Occum Acquisition Corp., a holding company formed by a group of investors led by White Mountains Insurance Group, Ltd. and Berkshire Hathaway Inc.

If customary approvals and regulatory consents are obtained and certain other conditions are met, it is anticipated that the closing will take place in the third quarter of 2004, which will shift the direct ownership and control of SAM from Safeco Corporation to Safeco Life Insurance Company. This change of ownership is not expected to have any near-term effect on the actual management of the Portfolio or its expenses. The Portfolio will not bear any of the expenses of the sale.

The change of ownership and control of SAM would constitute an "assignment" of the investment management agreement between SAM and the Resource Series Trust. Under the terms of the investment management agreement, as required by the Investment Company Act of 1940, such an assignment would automatically terminate the investment management agreement with respect to the Portfolio. Accordingly, the Trust's Board of Trustees will consider a new investment management agreement for the Portfolio. If approved by the Board, the new agreement will be presented to the Portfolio's shareholders for their approval. There can of course be no assurance that the Board or the shareholders will approve the new agreement.



                            [LOGO]
GMF-1252                                                                  03/04